SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)	Dec. 31, 2021
Leases
Operating leases weighted average remaining lease term (in years)	6 years 2 months 1 day
Operating leases weighted average discount rate	3.10%